FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments Measured

The following tables set forth the carrying amounts and fair values of the Company’s financial instruments measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 (in thousands):

September 30, 2022
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities:
Money market funds (cash equivalents)	$11,450	$11,450	$11,450	$—	$—
Marketable securities	$113,763	$113,763	$—	$113,763	$—
Liabilities:
Contingent consideration	$—	$—	$—	$—	$—

December 31, 2021
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,382	$16,382	$16,382	$—	$—
Liabilities:
Contingent consideration	$52,000	$52,000	$—	$—	$52,000

The following tables set forth the carrying amounts and fair values of the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2021 and 2020 (in thousands):

December 31, 2021
Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,382	$16,382	$16,382	$—	$—
Liabilities:
Contingent consideration - short term	—	$—	$—	$—	$—
Contingent consideration - long term	$52,000	$52,000	$—	$—	$52,000

	December 31, 2020
			Fair Value Measurement Based on
			Quoted	Significant
			Prices in	Other	Significant
			Active	Observable	Unobservable
	Carrying		Markets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds (cash equivalents)	$16,374	$16,374	$16,374	$—	$—
Liabilities:
Contingent consideration, current portion	8,985	$8,985	$—	$—	$8,985
Contingent consideration, net of current portion	$99,855	$99,855	$—	$—	$99,855

Schedule of Contingent Consideration Liability

The following table sets forth a summary of the change in the fair value of the Company’s contingent consideration liability, measured on a recurring basis at each reporting period (in thousands).

Balance at December 31, 2021	$52,000
Change in fair value of contingent consideration	(52,000)
Balance at September 30, 2022	$—

The following table sets forth a summary by quarter of the change in the fair value of the Company’s contingent consideration liability, measured on a recurring basis at each reporting period, for the year ended December 31, 2021 (in thousands):

Balance at December 31, 2020	$108,840
Change in fair value included in loss	48,160
Balance at March 31, 2021	157,000
Change in fair value included in loss	13,600
Balance at June 30, 2021	170,600
Change in fair value included in loss	(114,000)
Balance at September 30, 2021	56,600
Change in fair value included in loss	(4,600)
Balance at December 31, 2021	$52,000
Balance at December 31, 2021, current portion	$—
Balance at December 31, 2021, net of current portion	$52,000

The following table sets forth a summary of the change in the fair value of the Company’s total contingent consideration liability, measured on a recurring basis at each reporting period, for the year ended December 31, 2021.

Balance at December 31, 2020	$108,840
Change in fair value of contingent consideration - short term	(8,985)
Change in fair value of contingent consideration - long term	(47,855)
Balance at December 31, 2021	$52,000